Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries, Consolidated VIEs and VIE's Subsidiaries

As of March 31, 2019, the Company’s major subsidiaries, consolidated VIEs and VIE’s subsidiaries are as follows:

	Equity interest held	Place and date of incorporation
Subsidiaries:
Meili Group Limited	100%	Hong Kong, China June 23, 2011
Hangzhou Shiqu	100%	Hangzhou, China November 16, 2011
Meilishuo (Beijing) Network Technology Co., Ltd.	100%	Beijing, China November 23, 2010

		Place and date of incorporation
Consolidated VIEs:
Hangzhou Juangua		Hangzhou, China April 13, 2010
Beijing Meilishikong Network and Technology Co., Ltd. (Note 3(a))		Beijing, China July 6, 2010

Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements With Intercompany Transactions Eliminated

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements with intercompany transactions eliminated:

	As of March 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	394,734	191,145
Restricted cash	1,004	1,006
Short-term investments	50,000	70,000
Inventories, net	110	70
Loan receivables, net	104,247	120,901
Prepayments and other current assets	103,780	84,414
Amounts due from non-VIE subsidiaries of the Company	497,119	303,329
Amounts due from related parties	—	397
Property, equipment and software, net	3,759	2,028
Intangible assets, net	3,344	2,986
Goodwill	928	928
Investments	15,847	14,259

Total assets	1,174,872	791,463

	As of March 31,
	2018	2019
	RMB	RMB
Amounts due to non-VIE subsidiaries of the Company	1,386,202	1,161,070
Accounts payable	439	725
Salaries and welfare payable	4,591	939
Advances from customers	26	28
Taxes payable	1,613	1,367
Amounts due to related parties	—	1,085
Accruals and other current liabilities	520,355	325,473

Total liabilities	1,913,226	1,490,687

	Year ended March 31,
	2017	2018	2019
	RMB	RMB	RMB
Total revenues	978,215	407,851	150,228
Cost of revenues	(129,268)	(112,692)	(87,562)
Net (loss)/profit	(232,088)	(25,729)	5,565

	Year ended March 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash used in by operating activities	(36,347)	(9,099)	(165,708)
Net cash (used in)/provided by investing activities	(178,288)	94,389	(39,369)
Net cash provided by financing activities	9,000	—	1,490
Net (decrease)/increase in cash and cash equivalents and restricted cash	(205,635)	85,290	(203,587)